Rio Tinto financial information by business unit (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure of financial information by business unit

		Gross revenue(a) for the year ended 31 December			EBITDA(b) for the year ended 31 December			Net earnings(c) for the year ended 31 December
Rio Tinto interest %		2019 US$m	2018 US$m	2017 US$m	2019 US$m	2018 US$m	2017 US$m	2019 US$m	2018 US$m	2017 US$m
Iron Ore
Pilbara	(d)	23,681	18,359	18,143	15,936	11,267	11,383	9,619	6,460	6,576
Dampier Salt	68.4	271	246	215	75	56	27	27	18	3
Evaluation projects/other		123	126	108	87	55	137	(8)	53	116
Total Iron Ore		24,075	18,731	18,466	16,098	11,378	11,547	9,638	6,531	6,695

Aluminium	(e)
Bauxite		2,459	2,324	2,019	969	790	804	441	412	463
Alumina		2,657	3,340	2,661	628	1,137	454	301	634	180
Intrasegment		(825)	(861)	(790)	(10)	(7)	(25)	(7)	(5)	(17)
Bauxite & Alumina		4,291	4,803	3,890	1,587	1,920	1,233	735	1,041	626
Primary Metal		4,940	6,468	5,808	755	1,418	1,762	40	595	778
Pacific Aluminium		2,204	2,541	2,305	(22)	148	453	(137)	—	176
Inter-segment and other		(2,256)	(3,226)	(2,321)	36	(88)	(19)	26	(67)	(12)
Integrated operations		9,179	10,586	9,682	2,356	3,398	3,429	664	1,569	1,568
Other product group items		1,065	1,479	1,214	(202)	(440)	(132)	(161)	(344)	(100)
Product group operations		10,244	12,065	10,896	2,154	2,958	3,297	503	1,225	1,468
Evaluation projects/other		96	126	109	131	137	126	96	122	115
Total Aluminium		10,340	12,191	11,005	2,285	3,095	3,423	599	1,347	1,583

Copper & Diamonds
Rio Tinto Kennecott	100.0	1,879	1,862	1,352	843	785	539	397	293	78
Escondida	30.0	2,136	2,274	1,811	1,034	1,301	1,030	325	506	325
Grasberg joint venture	(g)	—	457	33	—	281	(3)	—	217	(169)
Oyu Tolgoi and Turquoise Hill	(h)	1,166	1,180	940	357	375	256	25	69	36
Diamonds	(i)	619	695	706	151	301	287	(21)	118	92
Product group operations		5,800	6,468	4,842	2,385	3,043	2,109	726	1,203	362
Evaluation projects/other		15	—	—	(312)	(267)	(205)	(172)	(149)	(99)
Total Copper & Diamonds		5,815	6,468	4,842	2,073	2,776	1,904	554	1,054	263

Energy & Minerals
Rio Tinto Coal Australia	(j)	—	989	2,829	—	893	1,223	—	591	716
Iron Ore Company of Canada	58.7	2,189	1,583	1,867	1,024	586	770	332	166	235
Rio Tinto Iron & Titanium	(k)	1,938	1,782	1,763	611	510	546	254	174	201
Rio Tinto Borates	100.0	593	622	630	180	197	244	96	111	126
Uranium	(l)	375	415	417	55	18	15	25	(4)	(26)
Product group operations		5,095	5,391	7,506	1,870	2,204	2,798	707	1,038	1,252
Simandou iron ore project	(m)	—	—	—	(12)	(15)	(13)	(5)	(7)	(6)
Evaluation projects/other		55	60	43	(96)	(49)	(9)	(91)	(36)	(7)
Total Energy & Minerals		5,150	5,451	7,549	1,762	2,140	2,776	611	995	1,239

Other operations	(n)	18	9	10	(77)	(70)	(116)	(89)	(102)	(138)

Inter-segment transactions		(31)	(15)	(15)	(9)	—	—	(3)	—	—

Product group total		45,367	42,835	41,857	22,132	19,319	19,534	11,310	9,825	9,642

Central pension costs, share-based payments and insurance					59	(128)	(68)	60	(90)	(48)
Restructuring, project and one-off costs					(183)	(272)	(177)	(94)	(190)	(124)
Central costs					(496)	(552)	(491)	(550)	(410)	(311)
Exploration and evaluation					(315)	(231)	(218)	(231)	(193)	(178)
Net interest								(122)	(134)	(354)
Underlying EBITDA/earnings					21,197	18,136	18,580	10,373	8,808	8,627
Items excluded from underlying EBITDA/earnings		—	—	10	(722)	5,127	1,912	(2,363)	4,830	135
EBITDA/net earnings					20,475	23,263	20,492	8,010	13,638	8,762
Reconciliation to Group income statement
Share of equity accounted unit sales and
intra-subsidiary/equity accounted unit sales		(2,202)	(2,313)	(1,837)
Depreciation and amortisation in subsidiaries
excluding capitalised depreciation					(4,272)	(3,909)	(4,302)
Impairment charges					(3,487)	(132)	(796)
Depreciation and amortisation in equity accounted units					(653)	(650)	(648)
Taxation and finance items in equity accounted units					(296)	(372)	(272)
Consolidated sales revenue/profit on ordinary activities before finance items and taxation		43,165	40,522	40,030	11,767	18,200	14,474

		Capital expenditure(o) for the year ended 31 December			Depreciation and amortisation for the year ended 31 December			Operating assets(p) as at 31 December			Employees for the year ended 31 December
	Rio Tinto interest %	2019 US$m	2018 US$m	2017 US$m	2019 US$m	2018 US$m	2017 US$m	2019 US$m	2018 US$m	2017 US$m	2019	2018	2017
Iron Ore
Pilbara	(d)	1,720	1,288	1,201	1,704	1,682	1,645	13,865	14,486	16,535	10,634	10,422	10,159
Dampier Salt	68.4	21	14	13	19	20	22	152	165	150	347	239	232
Evaluation projects/other		—	—	—	—	—	—	2	2	2	—	—	—
Total Iron Ore		1,741	1,302	1,214	1,723	1,702	1,667	14,019	14,653	16,687	10,981	10,661	10,391

Aluminium	(e)
Bauxite		387	953	825	286	165	123	2,597	2,494	1,897	2,940	2,676	2,534
Alumina		282	218	108	187	194	209	2,009	2,721	2,733	2,269	2,009	2,012
Intrasegment		—	—	—	—	—	—	(27)	(20)	(18)	—	—	—
Bauxite & alumina		669	1,171	933	473	359	332	4,579	5,195	4,612	5,209	4,685	4,546
Primary Metal		658	595	389	682	615	665	9,674	9,306	9,946	6,357	6,497	6,404
Pacific Aluminium		129	115	109	154	149	196	970	1,156	1,016	2,356	2,278	2,173
Inter-segment and other		—	—	5	—	(1)	6	807	789	772	127	180	222
Integrated operations		1,456	1,881	1,436	1,309	1,122	1,199	16,030	16,446	16,346	14,049	13,640	13,345
Other product group items	(f)	—	(508)	—	—	—	—	—	—	—	—	—	—
Product group operations		1,456	1,373	1,436	1,309	1,122	1,199	16,030	16,446	16,346	14,049	13,640	13,345
Evaluation projects/other		—	—	—	3	—	—	—	—	—	—	—	—
Total Aluminium		1,456	1,373	1,436	1,312	1,122	1,199	16,030	16,446	16,346	14,049	13,640	13,345

Copper & Diamonds
Rio Tinto Kennecott	100.0	444	318	249	457	427	422	2,012	1,864	1,936	2,066	1,993	1,734
Escondida	30.0	315	302	248	508	518	507	2,871	3,057	3,369	1,068	1,087	1,079
Grasberg joint venture	(g)	—	171	138	—	30	42	—	—	1,137	—	1,615	1,642
Oyu Tolgoi and Turquoise Hill	(h)	1,289	1,284	901	208	219	344	6,780	6,072	4,725	3,152	2,863	2,835
Diamonds	(i)	38	64	85	144	118	132	195	267	441	940	967	922
Product group operations		2,086	2,139	1,621	1,317	1,312	1,447	11,858	11,260	11,608	7,226	8,525	8,212
Evaluation projects/other		1	11	1	3	5	5	152	129	135	150	146	142
Total Copper & Diamonds		2,087	2,150	1,622	1,320	1,317	1,452	12,010	11,389	11,743	7,376	8,671	8,354

Energy & Minerals
Rio Tinto Coal Australia	(j)	—	32	84	—	34	152	—	(837)	1,040	—	1,005	1,924
Iron Ore Company of Canada	58.7	255	189	202	172	154	157	803	975	988	2,617	2,397	2,382
Rio Tinto Iron & Titanium	(k)	249	169	119	193	201	219	3,507	3,390	3,881	4,115	4,058	4,048
Rio Tinto Borates	100.0	43	44	28	60	62	65	525	518	523	924	980	936
Uranium	(l)	5	8	21	3	4	37	(363)	(406)	(327)	857	1,324	1,307
Product group operations		552	442	454	428	455	630	4,472	3,640	6,105	8,513	9,764	10,597
Simandou iron ore project	(m)	(1)	—	—	—	—	—	20	15	17	74	70	10
Evaluation projects/other		—	—	—	—	—	—	37	41	41	53	33	25
Total Energy & Minerals		551	442	454	428	455	630	4,529	3,696	6,163	8,640	9,867	10,632

Other operations	(n)	(4)	12	(35)	177	26	32	(83)	(442)	(328)	159	187	203

Product group total		5,831	5,279	4,691	4,960	4,622	4,980	46,505	45,742	50,611	41,205	43,026	42,925

Inter-segment transactions								127	129	206
Net assets of disposal groups held for sale	(q)							—	440	370
Other items		64	65	70	77	43	42	(2,449)	(2,880)	(2,631)	4,802	4,432	3,882
Less: equity accounted units		(456)	(500)	(417)	(653)	(650)	(647)	—	—	—	—	—	—
Total		5,439	4,844	4,344	4,384	4,015	4,375	44,183	43,431	48,556	46,007	47,458	46,807
Add back: Proceeds from disposal of property, plant and equipment		49	586	138
Total capital expenditure per cash flow statement		5,488	5,430	4,482
Less: Net (debt)/cash								(3,651)	255	(3,845)
Less: EAU funded balances excluded from net debt								—	—	—
Equity attributable to owners of Rio Tinto								40,532	43,686	44,711